Share Capital and Warrants - Summary of Common Share Purchase Warrants (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Common Share Purchase Warrants [Line Items]
Beginning balance	$ 1,329,533	$ 269,695
Ending balance	$ 1,327,655	$ 1,329,533
Warrants
Disclosure Of Common Share Purchase Warrants [Line Items]
Beginning balance, Number of Warrants	356,612	102,400
Acquisition (note 5)		209,783
Warrants issued, Number of Warrants		64,000
Warrants exercised, Number of Warrants		(19,571)
Warrants expired, Number of Warrants	(48,000)
Ending balance, Number of Warrants	308,612	356,612
Beginning balance	$ 8,092	$ 6,138
Acquisition (note 5), Carrying Amount		1,771
Warrants Issued, Carrying Amount		361
Warrants exercised, Carrying Amount		(178)
Warrants expired, Carrying Amount	(5,832)
Ending balance	$ 2,260	$ 8,092